CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
INCOME (LOSS)
Interest income	$ 21,088	$ 15,032
Gain on marketable equity securities	12,456	0
Foreign currency loss	(1,947)	(8,344)
Total INCOME (LOSS)	31,597	6,688
EXPENSES
Corporate general and administrative (Notes 3 and 9)	1,170,835	5,391,534
Siembra Minera Project (Note 7)	581,033	205,998
Exploration costs	0	28,694
Legal and accounting	433,803	149,070
Arbitration and settlement (Note 3)	36,635	182,260
Equipment holding costs	275,852	155,026
Interest expense (Note 10)	0	2,648,793
Total EXPENSES	2,498,158	8,761,375
Net loss before income tax expense	(2,466,561)	(8,754,687)
Income tax expense (Note 11)	(599,290)	0
Net loss for the period	$ (3,065,851)	$ (8,754,687)
Net loss per share, basic and diluted	$ (0.03)	$ (0.10)
Weighted average common shares outstanding, basic and diluted	99,395,048	89,812,621